S000000552 [Member] Annual Fund Operating Expenses - Nuveen California Municipal Bond Fund	Feb. 28, 2026
Nuveen California Municipal Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.01%	[1]
Component2 Other Expenses	0.05%	[2]
Expenses (as a percentage of Assets)	0.73%
Nuveen California Municipal Bond Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%	[1]
Component2 Other Expenses	0.05%	[2]
Expenses (as a percentage of Assets)	0.53%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.01%	[1]
Component2 Other Expenses	0.05%	[2]
Expenses (as a percentage of Assets)	1.53%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
[2]	Remainder of Other Expenses have been restated to reflect current contractual fees.